CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2022
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of convertible redeemable preferred share

The Company’s convertible redeemable preferred shares activities for the years ended December 31, 2020 and 2021 are summarized below:

	Series A		Series B		Series C		Series D		Series E		Series F
	Preferred		Preferred		Preferred		Preferred		Preferred		Preferred
	Shares		Shares		Shares		Shares		Shares		Shares		Total
	Number		Number		Number		Number		Number		Number		Number
	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount
		RMB		RMB		RMB		RMB		RMB		RMB		RMB
Balance as of January 1, 2020	60,000,000	33,434	40,000,000	62,785	147,068,133	443,367	60,856,049	352,586	144,073,367	1,711,329	—	—	451,997,549	2,603,501
Issuance of Series F Preferred Shares, net of issuance cost	—	—	—	—	—	—	—	—	—	—	99,354,585	2,803,114	99,354,585	2,803,114
Accretion on convertible redeemable preferred shares to redemption value	—	2,743	—	5,191	—	35,198	—	28,196	—	133,704	—	78,949	—	283,981
Balance as of December 31, 2020	60,000,000	36,177	40,000,000	67,976	147,068,133	478,565	60,856,049	380,782	144,073,367	1,845,033	99,354,585	2,882,063	551,352,134	5,690,596
Accretion on convertible redeemable preferred shares to redemption value	—	1,057	—	2,006	—	13,580	—	10,823	—	51,072	—	85,527	—	164,065
Conversion of Preferred Shares to ordinary shares	(60,000,000)	(37,234)	(40,000,000)	(69,982)	(147,068,133)	(492,145)	(60,856,049)	(391,605)	(144,073,367)	(1,896,105)	(99,354,585)	(2,967,590)	(551,352,134)	(5,854,661)
Balance as of December 31, 2021	—	—	—	—	—	—	—	—	—	—	—	—	—	—